FEDERATED HERMES CORE TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 24, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES CORE TRUST (the “Registrant”)
High Yield Bond Core Fund Mortgage Core Fund (collectively, the Funds”)

1940 Act File No. 811-8519

Dear Sir or Madam:

Pursuant to the Investment Company Act of 1940 and Rule 8(b)-16 thereunder, Amendment No. 77 to the Registration Statement of the above referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Registrant’s currently effective Registration Statement.

The Registrant’s submission represents an annual update to the Funds’ registration statement(s) that reflect(s) non-material changes, including updated financial statements. Although the Registrant and the Fund(s) are not registered under the Securities Act of 1933, the Registrant believes that, if they were so registered, this submission would be eligible for filing under Rule 485(b).

If you have any questions on the enclosed material, please contact me at (724) 720-8834.

Very truly yours,

/s/ Julie D. Meyers
Julie D. Meyers
Senior Paralegal